OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER INTANGIBLE ASSETS
Schedule of balances of cost, accumulated amortization, net book value and movements of other intangible assets

		Right to	Billing and			Cost to
		use radio	other		Numbering	obtain
	Licenses	frequencies	software	Client base	capacity	contracts	Other	Total
Useful life, years	1 to 20	1 to 15	1 to 25	4 to 31	2 to 15	2 to 5	1 to 10
Cost
January 1, 2017	27,136	8,949	104,542	7,373	3,070	—	2,243	153,313
Additions	1,647	13	24,686	—	12	—	219	26,577
Arising on business combinations (Note 4)	260	—	163	—	—	—	150	573
Disposal	(93)	(1,112)	(8,429)	(50)	(158)	—	(166)	(10,008)
Other	(2)	1	(6)	—	—	—	57	50
Foreign exchange differences	(1,207)	—	(980)	—	(9)	—	(23)	(2,219)
December 31, 2017	27,741	7,851	119,976	7,323	2,915	—	2,480	168,286
Additions	7,479	19	20,884	—	10	3,961	401	32,754
Arising on business combinations (Note 4)	—	—	3,021	1,530	1	—	909	5,461
Effect on adoption of IFRS 15	—	—	—	—	—	19,197		19,197
Impairment	—	—	(168)	—	—	—	(20)	(188)
Disposal	(223)	(1,223)	(8,215)	(63)	(82)	—	(198)	(10,004)
Other	—	1	89	—	—	—	(46)	44
Foreign exchange differences	4,630	—	2,977	—	24	202	80	7,913
December 31, 2018	39,627	6,648	138,564	8,790	2,868	23,360	3,606	223,463
Additions	1,106	(38)	27,921	—	(2)	10,290	366	39,643
Arising on business combinations (Note 4)	—	—	6	(37)	2	—	61	32
Disposal of VF Ukraine (Note 10)	(19,149)	—	(15,770)	—	(136)	(1,826)	(692)	(37,573)
Impairment	—	(26)	—	—	—	—	—	(26)
Disposal	(84)	(865)	(11,564)	(2,823)	(64)	(18,281)	(208)	(33,889)
Other	4	(1)	93	—	—	—	(81)	15
Foreign exchange differences	201	(29)	718	—	9	92	44	1,035
December 31, 2019	21,705	5,689	139,968	5,930	2,677	13,635	3,096	192,700
Accumulated amortisation and impairment
January 1, 2017	(9,963)	(4,829)	(55,132)	(4,075)	(2,861)	—	(1,325)	(78,185)
Charge for the year	(2,180)	(1,042)	(17,614)	(616)	(57)	—	(224)	(21,733)
Impairment	—	—	(148)	—	—	—	—	(148)
Disposal	92	1,108	8,345	50	158	—	157	9,910
Other	—	2	(17)	—	(4)	—	(31)	(50)
Foreign exchange differences	570	—	726	—	8	—	13	1,317
December 31, 2017	(11,481)	(4,761)	(63,840)	(4,641)	(2,756)	—	(1,410)	(88,889)
Charge for the year	(2,711)	(796)	(20,941)	(680)	(57)	(3,876)	(427)	(29,488)
Arising on business combinations	—	—	(1,785)	—	—	—	—	(1,785)
Effect on adoption of IFRS 15	—	—	—	—	—	(12,368)	—	(12,368)
Effect on assets impairment	—	—	44	—	—	—	6	50
Impairment	—	—	—	—	—	—	—	—
Disposal	193	971	7,994	63	82	—	180	9,483
Other	—	—	(70)	—	—	—	26	(44)
Foreign exchange differences	(2,114)	—	(2,187)	—	(23)	(99)	(37)	(4,460)
December 31, 2018	(16,113)	(4,586)	(80,785)	(5,258)	(2,754)	(16,343)	(1,662)	(127,501)
Charge for the year	(2,911)	(372)	(24,394)	(603)	(41)	(6,887)	(374)	(35,582)
Arising on business combinations	—	—	(2)	—	—	—	—	(2)
Disposal of VF Ukraine (Note 10)	5,155	—	12,657	—	129	1,208	301	19,450
Effect on assets impairment	—	—	—	—	—	—	—	—
Disposal	25	831	11,065	2,813	64	18,281	196	33,275
Other	(2)	—	(22)	—	—	(2,573)	17	(2,580)
Foreign exchange differences	664	29	(615)	—	(9)	(80)	(20)	(31)
December 31, 2019	(13,182)	(4,098)	(82,096)	(3,048)	(2,611)	(6,394)	(1,542)	(112,971)
Net book value
December 31, 2018	23,514	2,062	57,779	3,532	114	7,017	1,944	95,962
December 31, 2019	8,523	1,591	57,872	2,882	66	7,241	1,554	79,729